Acquisitions, Financial Results (Details) (USD $)	3 Months Ended				6 Months Ended								3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2012 Tesoro Logistics LP	Jun. 30, 2011 Tesoro Logistics LP	Jun. 30, 2012 Tesoro Logistics LP	Jun. 30, 2011 Tesoro Logistics LP	Jun. 30, 2012 Martinez Crude Oil Marine Terminal (Predecessor)	Jun. 30, 2011 Martinez Crude Oil Marine Terminal (Predecessor)	Jun. 30, 2012 Martinez Crude Oil Marine Terminal (Predecessor)	Jun. 30, 2011 Martinez Crude Oil Marine Terminal (Predecessor)	Mar. 31, 2012 Martinez Crude Oil Marine Terminal (Predecessor)	Jun. 30, 2012 Long Beach Assets (Predecessor)	Jun. 30, 2011 Long Beach Assets (Predecessor)	Jun. 30, 2012 Long Beach Assets (Predecessor)	Jun. 30, 2011 Long Beach Assets (Predecessor)	Sep. 14, 2012 Long Beach Assets (Predecessor)
Business Acquisition
Asset carrying value																					$ 38,100,000					$ 22,300,000
Operating revenue associated with the Martinez Terminal																	3,300,000		3,300,000
Net income attributable to the Partnership associated with the Martinez Terminal																	1,500,000		1,500,000
Costs associated with the Acquisition																	800,000		900,000
CURRENT ASSETS
Cash and cash equivalents	21,408,000	[1]	9,966,000	[2]	21,408,000	[1]	9,966,000	[2]	18,326,000	[1]	0	[2]	21,408,000		21,408,000							0		0
Receivables
Trade	3,322,000	[1]			3,322,000	[1]			3,369,000	[1]			433,000		433,000							2,889,000		2,889,000
Affiliate	9,361,000	[1]			9,361,000	[1]			12,117,000	[1]			9,361,000		9,361,000							0		0
Prepayments and other current assets	1,607,000	[1]			1,607,000	[1]			778,000	[1]			1,550,000		1,550,000							57,000		57,000
Total Current Assets	35,698,000	[1]			35,698,000	[1]			34,590,000	[1]			32,752,000		32,752,000							2,946,000		2,946,000
NET PROPERTY, PLANT AND EQUIPMENT	203,169,000	[1]			203,169,000	[1]			196,147,000	[1]			180,946,000		180,946,000							22,223,000		22,223,000
OTHER NONCURRENT ASSETS	1,791,000	[1]			1,791,000	[1]			3,072,000	[1]			1,791,000		1,791,000							0		0
Total Assets	240,658,000	[1]			240,658,000	[1]			233,809,000	[1]			215,489,000		215,489,000							25,169,000		25,169,000
Accounts payable
Trade	8,244,000	[1]			8,244,000	[1]			6,743,000	[1]			7,967,000		7,967,000							277,000		277,000
Affiliate	3,534,000	[1]			3,534,000	[1]			2,861,000	[1]			3,490,000		3,490,000							44,000		44,000
Deferred revenue - affiliate	1,948,000	[1]			1,948,000	[1]			1,775,000	[1]			1,948,000		1,948,000							0		0
Accrued liabilities	2,022,000	[1]			2,022,000	[1]			3,093,000	[1]			1,166,000		1,166,000							856,000		856,000
Total Current Liabilities	15,748,000	[1]			15,748,000	[1]			14,472,000	[1]			14,571,000		14,571,000							1,177,000		1,177,000
OTHER NONCURRENT LIABILITIES	46,000	[1]			46,000	[1]			2,665,000	[1]			46,000		46,000							0		0
DEBT	118,000,000	[1]			118,000,000	[1]			50,000,000	[1]			118,000,000		118,000,000							0		0
EQUITY
Equity of Predecessors	23,992,000	[1]			23,992,000	[1]			57,702,000	[1]			0		0							23,992,000		23,992,000
Common unitholders	223,563,000	[1]			223,563,000	[1]			250,430,000	[1]			223,563,000		223,563,000							0		0
Subordinated unitholders	(141,835,000)	[1]			(141,835,000)	[1]			(143,048,000)	[1]			(141,835,000)		(141,835,000)							0		0
General partner	1,144,000	[1]			1,144,000	[1]			1,588,000	[1]			1,144,000		1,144,000							0		0
Total Equity	106,864,000	[1]			106,864,000	[1]			166,672,000	[1]			82,872,000		82,872,000							23,992,000		23,992,000
Total Liabilities and Equity	240,658,000	[1]			240,658,000	[1]			233,809,000	[1]			215,489,000		215,489,000							25,169,000		25,169,000
REVENUES
Affiliate	32,458,000	[3],[4]	18,878,000	[3],[4]	58,811,000	[3],[4]	24,440,000	[3],[4]					32,458,000	18,878,000	58,811,000	24,440,000		0	0	0		0	0	0	0
Third-party	4,427,000	[4]	2,688,000	[3],[4]	6,337,000	[3],[4]	4,818,000	[3],[4]					722,000	888,000	1,454,000	1,596,000		0	0	0		3,705,000	1,800,000	4,883,000	3,222,000
Total Revenues	36,885,000	[3],[4]	21,566,000	[3],[4]	65,148,000	[3],[4]	29,258,000	[3],[4]					33,180,000	19,766,000	60,265,000	26,036,000		0	0	0		3,705,000	1,800,000	4,883,000	3,222,000
COSTS AND EXPENSES
Operating and maintenance expenses	16,566,000	[4]	12,418,000	[3],[4]	32,142,000	[3],[4]	24,779,000	[3],[4]					15,453,000	9,442,000	27,630,000	19,216,000		1,674,000	1,558,000	2,993,000		1,113,000	1,302,000	2,954,000	2,570,000
Imbalance settlement gains	(2,557,000)	[4]	(1,301,000)	[3],[4]	(5,047,000)	[3],[4]	(2,367,000)	[3],[4]					2,557,000	(1,301,000)	(5,047,000)	(2,367,000)		0	0	0		0	0	0	0
Depreciation and amortization expenses	2,879,000	[4]	2,817,000	[3],[4]	5,690,000	[2],[3],[4]	5,638,000	[2],[3],[4]					2,526,000	2,020,000	4,527,000	4,037,000		510,000	526,000	1,020,000		353,000	287,000	637,000	581,000
General and administrative expenses	3,732,000	[4]	2,244,000	[3],[4]	7,307,000	[3],[4]	3,806,000	[3],[4]					3,634,000	2,056,000	6,964,000	3,415,000		95,000	97,000	197,000		98,000	93,000	246,000	194,000
Loss on asset disposals	0	[4]	1,000	[3],[4]	236,000	[2],[3],[4]	26,000	[2],[3],[4]						1,000	0	1,000		0	236,000	25,000			0	0	0
Total Costs and Expenses	20,620,000	[4]	16,179,000	[3],[4]	40,328,000	[3],[4]	31,882,000	[3],[4]					19,056,000	12,218,000	34,074,000	24,302,000		2,279,000	2,417,000	4,235,000		1,564,000	1,682,000	3,837,000	3,345,000
OPERATING INCOME (LOSS)	16,265,000	[4]	5,387,000	[3],[4]	24,820,000	[3],[4]	(2,624,000)	[3],[4]					14,124,000	7,548,000	26,191,000	1,734,000		(2,279,000)	(2,417,000)	(4,235,000)		2,141,000	118,000	1,046,000	(123,000)
Interest expense, net	(1,039,000)	[4]	(461,000)	[3],[4]	(1,550,000)	[3],[4]	(461,000)	[3],[4]					1,039,000	(461,000)	(1,550,000)	(461,000)		0	0	0		0	0	0	0
NET INCOME (LOSS)	15,226,000	[3],[4]	4,926,000	[3],[4]	23,270,000	[3],[4]	(3,085,000)	[3],[4]					13,085,000	7,087,000	24,641,000	1,273,000		(2,279,000)	(2,417,000)	(4,235,000)		2,141,000	118,000	1,046,000	(123,000)
Less: Income (Loss) attributable to Predecessors	2,141,000	[4]	(2,969,000)	[3],[4]	(1,371,000)	[3],[4]	(10,980,000)	[3],[4]					0	(808,000)	0	(6,622,000)		(2,279,000)	(2,417,000)	(4,235,000)		2,141,000	118,000	1,046,000	(123,000)
Net income attributable to partners	$ 13,085,000	[4]	$ 7,895,000	[3],[4]	$ 24,641,000	[3],[4]	$ 7,895,000	[3],[4]					$ 13,085,000	$ 7,895,000	$ 24,641,000	$ 7,895,000		$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0

[1]	Adjusted to include the historical balances of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.
[2]	Adjusted to include the historical results of the Martinez crude oil marine terminal and the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.
[3]	Adjusted to include the historical results of the Martinez crude oil marine terminal. See Notes A and B for further discussion.
[4]	Adjusted to include the historical results of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.